Investments in Joint Ventures - Summary of Changes to Investments in Joint Ventures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of joint ventures [line items]
Beginning balance	R$ 8,077,907	R$ 8,447,799
Shares issued by the joint venture	1,189,412,363
Interest in earnings of joint ventures	R$ 1,131,406	946,282	[1]	R$ 985,090	[1]
Other comprehensive (losses) income	(197,240)	(46,523)
Interest on capital	(63,500)	(88,200)
Changes in the accounting polices adopted by the Company		(1,340)
Dividends	(1,399,613)	(1,180,111)
Ending balance	7,548,960	8,077,907		8,447,799
Raizen Combustiveis S A [member]
Disclosure of joint ventures [line items]
Beginning balance	R$ 3,104,613	3,185,987
Shares issued by the joint venture	1,661,418,472,000
Shares held by Cosan	830,709,236,000
Cosan ownership interest	50.00%
Interest in earnings of joint ventures	R$ 1,223,557	693,226
Other comprehensive (losses) income	(4,770)	8,358
Interest on capital	(63,500)	(88,200)
Changes in the accounting polices adopted by the Company		(1,258)
Dividends	(1,047,299)	(693,500)
Ending balance	3,212,601	3,104,613		3,185,987
Raizen Energia S A [member]
Disclosure of joint ventures [line items]
Beginning balance	R$ 4,973,294	5,261,812
Shares issued by the joint venture	7,243,283,198,000
Shares held by Cosan	3,621,641,599,000
Cosan ownership interest	50.00%
Interest in earnings of joint ventures	R$ (92,151)	253,056
Other comprehensive (losses) income	(192,470)	(54,881)
Changes in the accounting polices adopted by the Company		(82)
Dividends	(352,314)	(486,611)
Ending balance	R$ 4,336,359	R$ 4,973,294		R$ 5,261,812

[1]	For details on this restated, see note 24.